INTANGIBLE ASSETS, NET (Details) - Patents and copyrights [Member] - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 2,620	$ 1,998
Accumulated amortization	(907)	(615)
Net carrying value	$ 1,713	$ 1,383